Financial Risk Management and Fair Value of Financial Instruments - Tabular Disclosure Of Groups loss for the year and cumulative losses By Foreign Interest Rate Explanatory (Details) - CNY (¥)
¥ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Tabular Disclosure Of Groups Loss For The Year and Cumulative Losses By Foreign Interest Rate Explanatory [Abstract]
Increase in foreign exchange rates percentage	10.00%	10.00%
Decrease in foreign exchange rates percentage	(10.00%)	(10.00%)
Increase on loss for the year and accumulated losses	¥ 45,755	¥ 2,663
Decrease on loss for the year and accumulated losses	¥ (45,755)	¥ (2,663)